Performance Management	Jul. 29, 2025
Siren DIVCON Leaders Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”), a series of Reality Shares ETF Trust, on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Leaders Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
22.30%	(15.17)%
(06/30/2020)	(03/31/2020)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2025 to June 30, 2025 was 8.52%.

Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Availability Website Address [Text]	www.sirenetfs.com
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance from January 1, 2025 to
Bar Chart, Year to Date Return	8.52%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Siren DIVCON Dividend Defender ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”), a series of Reality Shares ETF Trust, on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Defender Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
10.53%	(11.91)%
(06/30/2020)	(03/31/2022)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2025 to June 30, 2025 was 10.26%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.sirenetfs.com
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance from January 1, 2025 to
Bar Chart, Year to Date Return	10.26%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Siren Nasdaq NexGen Economy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”), a series of Reality Shares ETF Trust, on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor NexGen Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
32.11%	(31.25)%
(06/30/2020)	(06/30/2022)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2025 to June 30, 2025 was (8.93)%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.sirenetfs.com
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance from January 1, 2025 to
Bar Chart, Year to Date Return	(8.93%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.25%)
Lowest Quarterly Return, Date	Jun. 30, 2022